GREAT-WEST FUNDS, INC.

Great-West Lifetime Conservative 2015 Fund Institutional Class: MXMAX Investor Class (formerly Class T) Ticker: MXLTX Service Class (formerly Class T1) Ticker: MXLUX	Great-West Lifetime 2015 Fund Institutional Class Ticker: MXNYX Investor Class (formerly Class T) Ticker: MXLYX Service Class (formerly Class T1) Ticker: MXLZX Class L Ticker: MXABX
Great-West Lifetime Conservative 2020 Fund Institutional Class Ticker: MXAFX Investor Class (formerly Class T) Ticker: MXACX Service Class (formerly Class T1) Ticker: MXAEX	Great-West Lifetime 2020 Fund Institutional Class Ticker: MXAKX Investor Class (formerly Class T) Ticker: MXAGX Service Class (formerly Class T1) Ticker: MXAHX Class L Ticker: MXAJX
Great-West Lifetime Conservative 2025 Fund Institutional Class: MXOZX Investor Class (formerly Class T) Ticker: MXALX Service Class (formerly Class T1) Ticker: MXBLX	Great-West Lifetime 2025 Fund Institutional Class Ticker: MXQBX Investor Class (formerly Class T) Ticker: MXELX Service Class (formerly Class T1) Ticker: MXFLX Class L Ticker: MXANX
Great-West Lifetime Conservative 2030 Fund Institutional Class Ticker: MXARX Investor Class (formerly Class T) Ticker: MXAOX Service Class (formerly Class T1) Ticker: MXAQX	Great-West Lifetime 2030 Fund Institutional Class Ticker: MXAYX Investor Class (formerly Class T) Ticker: MXATX Service Class (formerly Class T1) Ticker: MXAUX Class L Ticker: MXAWX
Great-West Lifetime Conservative 2035 Fund Institutional Class: MXRCX Investor Class (formerly Class T) Ticker: MXGLX Service Class (formerly Class T1) Ticker: MXHLX	Great-West Lifetime 2035 Fund Institutional Class: MXTBX Investor Class (formerly Class T) Ticker: MXKLX Service Class (formerly Class T1) Ticker: MXLLX Class L Ticker: MXAZX
Great-West Lifetime Conservative 2040 Fund Institutional Class Ticker: MXBCX Investor Class (formerly Class T) Ticker: MXBAX Service Class (formerly Class T1) Ticker: MXBBX	Great-West Lifetime 2040 Fund Institutional Class Ticker: MXBGX Investor Class (formerly Class T) Ticker: MXBDX Service Class (formerly Class T1) Ticker: MXBEX Class L Ticker: MXBFX
Great-West Lifetime Conservative 2045 Fund Institutional Class: MXUCX Investor Class (formerly Class T) Ticker: MXMLX Service Class (formerly Class T1) Ticker: MXNLX	Great-West Lifetime 2045 Fund Institutional Class: MXWEX Investor Class (formerly Class T) Ticker: MXQLX Service Class (formerly Class T1) Ticker: MXRLX Class L Ticker: MXBHX
Great-West Lifetime Conservative 2050 Fund Institutional Class Ticker: MXBNX Investor Class (formerly Class T) Ticker: MXBKX Service Class (formerly Class T1) Ticker: MXBMX	Great-West Lifetime 2050 Fund Institutional Class Ticker: MXBSX Investor Class (formerly Class T) Ticker: MXBOX Service Class (formerly Class T1) Ticker: MXBQX Class L Ticker: MXBRX
Great-West Lifetime Conservative 2055 Fund Institutional Class: MXXFX Investor Class (formerly Class T) Ticker: MXSLX Service Class (formerly Class T1) Ticker: MXTLX	Great-West Lifetime 2055 Fund Institutional Class: MXZHX Investor Class (formerly Class T) Ticker: MXWLX Service Class (formerly Class T1) Ticker: MXXLX Class L Ticker: MXBTX

(the “Funds”)

Supplement dated June 2, 2017 to the Prospectus for the Funds and the

Statement of Additional Information for Great-West Funds, Inc., each dated May 1, 2017

Catherine Tocher, Senior Vice President & Chief Investment Officer, recently announced her plan to retire on August 1, 2017 (the “Effective Date”). Therefore, as of the Effective Date, Ms. Tocher will no longer serve as a portfolio manager to the Funds. All references to Catherine Tocher are hereby deleted in their entirety as of the Effective Date.

As of the Effective Date, Jonathan Kreider, Portfolio Manager, will be the Chairperson of the Asset Allocation Committee.

Effective immediately, the following changes are made to the Prospectus for the Funds, as applicable:

Great-West Lifetime Conservative 2015 Fund

Under the “Fees and Expenses of the Fund” section of the Prospectus, the “Annual Fund Operating Expenses” table is hereby deleted in its entirety and replaced with the following table:

Annual Fund Operating Expenses1 (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Investor Class	Service Class	Class L
Management Fees	0.12%	0.12%	0.12%	0.12%
Distribution and Service (12b-1) Fees	0.00%	0.00%	0.10%	0.25%
Other Expenses	0.00%	0.35%	0.35%	0.35%
Shareholder Services Fees	0.00%	0.35%	0.35%	0.35%
Acquired Fund Fees and Expenses[2]	0.41%	0.41%	0.41%	0.41%
Total Annual Fund Operating Expenses[3]	0.53%	0.88%	0.98%	1.13%
Fee Waiver and Expense Reimbursement[4,5]	0.03%	0.03%	0.03%	0.03%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.50%	0.85%	0.95%	1.10%

[1]	The fees and expenses of the Fund have been restated to reflect current fees and expenses. The Acquired Fund Fees and Expenses of the Fund reflect the reduction in management fees of certain Acquired Funds (Underlying Funds) as of May 1, 2017.
[2]

The Acquired Fund (Underlying Fund) Fees and Expenses are estimated for Class L shares because Class L shares have not yet commenced operations. For purposes of calculating the Acquired Fund Fees and Expenses of the Fund, the average net asset value is calculated based on the value of the net assets determined at the end of each month.

[3]	The Total Annual Fund Operating Expenses may not correlate to the ratio of expenses to average net assets provided in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund (Underlying Fund) Fees and Expenses.
[4]

GWCM has contractually agreed to reduce its management fee by 0.35% of the amount such Fund is allocated to a GWL&A Contract. The agreement’s current term ends on April 30, 2018. The agreement automatically renews for one-year terms unless it is terminated by Great-West Funds or GWCM upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement.

[5]

GWCM has contractually agreed to reduce its management fee in an amount at least equal to any compensation (including Rule 12b-1 fees) received from registered open-end management investment companies that are not part of the same “group of investment companies” (within the meaning of Section 12(d)(1)(G)(ii) of the Investment Company Act of 1940) as the Fund (“Unaffiliated Fund(s)”) by GWCM, or an affiliated person of GWCM, in connection with investment by the Fund in the Unaffiliated Fund. The agreement’s current term ends on April 30, 2018. The agreement automatically renews for one-year terms unless it is terminated by Great-West Funds or GWCM upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement.

Under the “Example” section of the Prospectus, the table is hereby deleted in its entirety and replaced with the following table:

Great-West Lifetime Conservative 2015 Fund	1 Year	3 Years	5 Years	10 Years
Institutional Class	$51	$167	$293	$662
Investor Class	$87	$278	$485	$1,082
Service Class	$97	$309	$539	$1,199
Class L	$112	$356	$619	$1,372

Great-West Lifetime 2015 Fund

Under the “Fees and Expenses of the Fund” section of the Prospectus, the “Annual Fund Operating Expenses” table is hereby deleted in its entirety and replaced with the following table:

Annual Fund Operating Expenses1 (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Investor Class	Service Class	Class L
Management Fees	0.12%	0.12%	0.12%	0.12%
Distribution and Service (12b-1) Fees	0.00%	0.00%	0.10%	0.25%
Other Expenses	0.00%	0.35%	0.35%	0.35%
Shareholder Services Fees	0.00%	0.35%	0.35%	0.35%
Acquired Fund Fees and Expenses[2]	0.43%	0.43%	0.43%	0.43%
Total Annual Fund Operating Expenses[3]	0.55%	0.90%	1.00%	1.15%
Fee Waiver and Expense Reimbursement[4,5]	0.03%	0.03%	0.03%	0.03%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.52%	0.87%	0.97%	1.12%

[1]	The fees and expenses of the Fund have been restated to reflect current fees and expenses. The Acquired Fund Fees and Expenses of the Fund reflect the reduction in management fees of certain Acquired Funds (Underlying Funds) as of May 1, 2017.
[2]	For purposes of calculating the Acquired Fund Fees and Expenses of the Fund, the average net asset value is calculated based on the value of the net assets determined at the end of each month.
[3]	The Total Annual Fund Operating Expenses may not correlate to the ratio of expenses to average net assets provided in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund (Underlying Fund) Fees and Expenses.
[4]

GWCM has contractually agreed to reduce its management fee by 0.35% of the amount such Fund is allocated to a GWL&A Contract. The agreement’s current term ends on April 30, 2018. The agreement automatically renews for one-year terms unless it is terminated by Great-West Funds or GWCM upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement.

[5]

GWCM has contractually agreed to reduce its management fee in an amount at least equal to any compensation (including Rule 12b-1 fees) received from registered open-end management investment companies that are not part of the same “group of investment companies” (within the meaning of Section 12(d)(1)(G)(ii) of the Investment Company Act of 1940) as the Fund (“Unaffiliated Fund(s)”) by GWCM, or an affiliated person of GWCM, in connection with investment by the Fund in the Unaffiliated Fund. The agreement’s current term ends on April 30, 2018. The agreement automatically renews for one-year terms unless it is terminated by Great-West Funds or GWCM upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement.

Under the “Example” section of the Prospectus, the table is hereby deleted in its entirety and replaced with the following table:

Great-West Lifetime 2015 Fund	1 Year	3 Years	5 Years	10 Years
Institutional Class	$53	$173	$304	$686
Investor Class	$89	$284	$496	$1,105
Service Class	$99	$315	$550	$1,222
Class L	$114	$362	$630	$1,395

Great-West Lifetime Conservative 2020 Fund

Under the “Fees and Expenses of the Fund” section of the Prospectus, the “Annual Fund Operating Expenses” table is hereby deleted in its entirety and replaced with the following table:

Annual Fund Operating Expenses1 (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Investor Class	Service Class	Class L
Management Fees	0.12%	0.12%	0.12%	0.12%
Distribution and Service (12b-1) Fees	0.00%	0.00%	0.10%	0.25%
Other Expenses	0.00%	0.35%	0.35%	0.35%
Shareholder Services Fees	0.00%	0.35%	0.35%	0.35%
Acquired Fund Fees and Expenses[2]	0.43%	0.43%	0.43%	0.43%
Total Annual Fund Operating Expenses[3]	0.55%	0.90%	1.00%	1.15%
Fee Waiver and Expense Reimbursement[4,5]	0.03%	0.03%	0.03%	0.03%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.52%	0.87%	0.97%	1.12%

[1]	The fees and expenses of the Fund have been restated to reflect current fees and expenses. The Acquired Fund Fees and Expenses of the Fund reflect the reduction in management fees of certain Acquired Funds (Underlying Funds) as of May 1, 2017.
[2]

The Acquired Fund (Underlying Fund) Fees and Expenses are estimated for Class L shares because Class L shares have not yet commenced operations. For purposes of calculating the Acquired Fund Fees and Expenses of the Fund, the average net asset value is calculated based on the value of the net assets determined at the end of each month.

[3]	The Total Annual Fund Operating Expenses may not correlate to the ratio of expenses to average net assets provided in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund (Underlying Fund) Fees and Expenses.
[4]

GWCM has contractually agreed to reduce its management fee by 0.35% of the amount such Fund is allocated to a GWL&A Contract. The agreement’s current term ends on April 30, 2018. The agreement automatically renews for one-year terms unless it is terminated by Great-West Funds or GWCM upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement.

[5]

GWCM has contractually agreed to reduce its management fee in an amount at least equal to any compensation (including Rule 12b-1 fees) received from registered open-end management investment companies that are not part of the same “group of investment companies” (within the meaning of Section 12(d)(1)(G)(ii) of the Investment Company Act of 1940) as the Fund (“Unaffiliated Fund(s)”) by GWCM, or an affiliated person of GWCM, in connection with investment by the Fund in the Unaffiliated Fund. The agreement’s current term ends on April 30, 2018. The agreement automatically renews for one-year terms unless it is terminated by Great-West Funds or GWCM upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement.

Under the “Example” section of the Prospectus, the table is hereby deleted in its entirety and replaced with the following table:

Great-West Lifetime Conservative 2020 Fund	1 Year	3 Years	5 Years	10 Years
Institutional Class	$53	$173	$304	$686
Investor Class	$89	$284	$496	$1,105
Service Class	$99	$315	$550	$1,222
Class L	$114	$362	$630	$1,395

Great-West Lifetime 2020 Fund

Under the “Fees and Expenses of the Fund” section of the Prospectus, the “Annual Fund Operating Expenses” table is hereby deleted in its entirety and replaced with the following table:

Annual Fund Operating Expenses1 (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Investor Class	Service Class	Class L
Management Fees	0.12%	0.12%	0.12%	0.12%
Distribution and Service (12b-1) Fees	0.00%	0.00%	0.10%	0.25%
Other Expenses	0.00%	0.35%	0.35%	0.35%
Shareholder Services Fees	0.00%	0.35%	0.35%	0.35%
Acquired Fund Fees and Expenses[2]	0.43%	0.43%	0.43%	0.43%
Total Annual Fund Operating Expenses[3]	0.55%	0.90%	1.00%	1.15%
Fee Waiver and Expense Reimbursement[4,5]	0.02%	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.53%	0.88%	0.98%	1.13%

[1]	The fees and expenses of the Fund have been restated to reflect current fees and expenses. The Acquired Fund Fees and Expenses of the Fund reflect the reduction in management fees of certain Acquired Funds (Underlying Funds) as of May 1, 2017.
[2]	For purposes of calculating the Acquired Fund Fees and Expenses of the Fund, the average net asset value is calculated based on the value of the net assets determined at the end of each month.
[3]	The Total Annual Fund Operating Expenses may not correlate to the ratio of expenses to average net assets provided in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund (Underlying Fund) Fees and Expenses.
[4]

GWCM has contractually agreed to reduce its management fee by 0.35% of the amount such Fund is allocated to a GWL&A Contract. The agreement’s current term ends on April 30, 2018. The agreement automatically renews for one-year terms unless it is terminated by Great-West Funds or GWCM upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement.

[5]

GWCM has contractually agreed to reduce its management fee in an amount at least equal to any compensation (including Rule 12b-1 fees) received from registered open-end management investment companies that are not part of the same “group of investment companies” (within the meaning of Section 12(d)(1)(G)(ii) of the Investment Company Act of 1940) as the Fund (“Unaffiliated Fund(s)”) by GWCM, or an affiliated person of GWCM, in connection with investment by the Fund in the Unaffiliated Fund. The agreement’s current term ends on April 30, 2018. The agreement automatically renews for one-year terms unless it is terminated by Great-West Funds or GWCM upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement.

Under the “Example” section of the Prospectus, the table is hereby deleted in its entirety and replaced with the following table:

Great-West Lifetime 2020 Fund	1 Year	3 Years	5 Years	10 Years
Institutional Class	$54	$174	$305	$687
Investor Class	$90	$285	$497	$1,106
Service Class	$100	$316	$551	$1,223
Class L	$115	$363	$631	$1,396

Great-West Lifetime Conservative 2025 Fund

Under the “Fees and Expenses of the Fund” section of the Prospectus, the “Annual Fund Operating Expenses” table is hereby deleted in its entirety and replaced with the following table:

Annual Fund Operating Expenses1 (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Investor Class	Service Class	Class L
Management Fees	0.12%	0.12%	0.12%	0.12%
Distribution and Service (12b-1) Fees	0.00%	0.00%	0.10%	0.25%
Other Expenses	0.00%	0.35%	0.35%	0.35%
Shareholder Services Fees	0.00%	0.35%	0.35%	0.35%
Acquired Fund Fees and Expenses[2]	0.44%	0.44%	0.44%	0.44%
Total Annual Fund Operating Expenses[3]	0.56%	0.91%	1.01%	1.16%
Fee Waiver and Expense Reimbursement[4,5]	0.02%	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.54%	0.89%	0.99%	1.14%

[1]	The fees and expenses of the Fund have been restated to reflect current fees and expenses. The Acquired Fund Fees and Expenses of the Fund reflect the reduction in management fees of certain Acquired Funds (Underlying Funds) as of May 1, 2017.
[2]

The Acquired Fund (Underlying Fund) Fees and Expenses are estimated for Class L shares because Class L shares have not yet commenced operations. For purposes of calculating the Acquired Fund Fees and Expenses of the Fund, the average net asset value is calculated based on the value of the net assets determined at the end of each month.

[3]	The Total Annual Fund Operating Expenses may not correlate to the ratio of expenses to average net assets provided in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund (Underlying Fund) Fees and Expenses.

[4]

GWCM has contractually agreed to reduce its management fee by 0.35% of the amount such Fund is allocated to a GWL&A Contract. The agreement’s current term ends on April 30, 2018. The agreement automatically renews for one-year terms unless it is terminated by Great-West Funds or GWCM upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement.

[5]

GWCM has contractually agreed to reduce its management fee in an amount at least equal to any compensation (including Rule 12b-1 fees) received from registered open-end management investment companies that are not part of the same “group of investment companies” (within the meaning of Section 12(d)(1)(G)(ii) of the Investment Company Act of 1940) as the Fund (“Unaffiliated Fund(s)”) by GWCM, or an affiliated person of GWCM, in connection with investment by the Fund in the Unaffiliated Fund. The agreement’s current term ends on April 30, 2018. The agreement automatically renews for one-year terms unless it is terminated by Great-West Funds or GWCM upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement.

Under the “Example” section of the Prospectus, the table is hereby deleted in its entirety and replaced with the following table:

Great-West Lifetime Conservative 2025 Fund	1 Year	3 Years	5 Years	10 Years
Institutional Class	$55	$177	$311	$700
Investor Class	$91	$288	$502	$1,118
Service Class	$101	$320	$556	$1,234
Class L	$116	$366	$636	$1,407

Great-West Lifetime Conservative 2030 Fund

Under the “Fees and Expenses of the Fund” section of the Prospectus, the “Annual Fund Operating Expenses” table is hereby deleted in its entirety and replaced with the following table:

Annual Fund Operating Expenses1 (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Investor Class	Service Class	Class L
Management Fees	0.12%	0.12%	0.12%	0.12%
Distribution and Service (12b-1) Fees	0.00%	0.00%	0.10%	0.25%
Other Expenses	0.00%	0.35%	0.35%	0.35%
Shareholder Services Fees	0.00%	0.35%	0.35%	0.35%
Acquired Fund Fees and Expenses[2]	0.44%	0.44%	0.44%	0.44%
Total Annual Fund Operating Expenses[3]	0.56%	0.91%	1.01%	1.16%
Fee Waiver and Expense Reimbursement[4,5]	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.55%	0.90%	1.00%	1.15%

[1]	The fees and expenses of the Fund have been restated to reflect current fees and expenses. The Acquired Fund Fees and Expenses of the Fund reflect the reduction in management fees of certain Acquired Funds (Underlying Funds) as of May 1, 2017.
[2]

The Acquired Fund (Underlying Fund) Fees and Expenses are estimated for Class L shares because Class L shares have not yet commenced operations. For purposes of calculating the Acquired Fund Fees and Expenses of the Fund, the average net asset value is calculated based on the value of the net assets determined at the end of each month.

[3]	The Total Annual Fund Operating Expenses may not correlate to the ratio of expenses to average net assets provided in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund (Underlying Fund) Fees and Expenses.
[4]

GWCM has contractually agreed to reduce its management fee by 0.35% of the amount such Fund is allocated to a GWL&A Contract. The agreement’s current term ends on April 30, 2018. The agreement automatically renews for one-year terms unless it is terminated by Great-West Funds or GWCM upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement.

[5]

GWCM has contractually agreed to reduce its management fee in an amount at least equal to any compensation (including Rule 12b-1 fees) received from registered open-end management investment companies that are not part of the same “group of investment companies” (within the meaning of Section 12(d)(1)(G)(ii) of the Investment Company Act of 1940) as the Fund (“Unaffiliated Fund(s)”) by GWCM, or an affiliated person of GWCM, in connection with investment by the Fund in the Unaffiliated Fund. The agreement’s current term ends on April 30, 2018. The agreement automatically renews for one-year terms unless it is terminated by Great-West Funds or GWCM upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement.

Under the “Example” section of the Prospectus, the table is hereby deleted in its entirety and replaced with the following table:

Great-West Lifetime Conservative 2030 Fund	1 Year	3 Years	5 Years	10 Years
Institutional Class	$56	$178	$312	$700
Investor Class	$92	$289	$503	$1,119
Service Class	$102	$321	$557	$1,235
Class L	$117	$367	$637	$1,408

Great-West Lifetime 2030 Fund

Under the “Fees and Expenses of the Fund” section of the Prospectus, the “Annual Fund Operating Expenses” table is hereby deleted in its entirety and replaced with the following table:

Annual Fund Operating Expenses1 (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Investor Class	Service Class	Class L
Management Fees	0.12%	0.12%	0.12%	0.12%
Distribution and Service (12b-1) Fees	0.00%	0.00%	0.10%	0.25%
Other Expenses	0.00%	0.35%	0.35%	0.35%
Shareholder Services Fees	0.00%	0.35%	0.35%	0.35%
Acquired Fund Fees and Expenses[2]	0.46%	0.46%	0.46%	0.46%
Total Annual Fund Operating Expenses[3]	0.58%	0.93%	1.03%	1.18%
Fee Waiver and Expense Reimbursement[4,5]	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.57%	0.92%	1.02%	1.17%

[1]	The fees and expenses of the Fund have been restated to reflect current fees and expenses. The Acquired Fund Fees and Expenses of the Fund reflect the reduction in management fees of certain Acquired Funds (Underlying Funds) as of May 1, 2017.
[2]	For purposes of calculating the Acquired Fund Fees and Expenses of the Fund, the average net asset value is calculated based on the value of the net assets determined at the end of each month.
[3]	The Total Annual Fund Operating Expenses may not correlate to the ratio of expenses to average net assets provided in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund (Underlying Fund) Fees and Expenses.
[4]

GWCM has contractually agreed to reduce its management fee by 0.35% of the amount such Fund is allocated to a GWL&A Contract. The agreement’s current term ends on April 30, 2018. The agreement automatically renews for one-year terms unless it is terminated by Great-West Funds or GWCM upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement.

[5]

GWCM has contractually agreed to reduce its management fee in an amount at least equal to any compensation (including Rule 12b-1 fees) received from registered open-end management investment companies that are not part of the same “group of investment companies” (within the meaning of Section 12(d)(1)(G)(ii) of the Investment Company Act of 1940) as the Fund (“Unaffiliated Fund(s)”) by GWCM, or an affiliated person of GWCM, in connection with investment by the Fund in the Unaffiliated Fund. The agreement’s current term ends on April 30, 2018. The agreement automatically renews for one-year terms unless it is terminated by Great-West Funds or GWCM upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement.

Under the “Example” section of the Prospectus, the table is hereby deleted in its entirety and replaced with the following table:

Great-West Lifetime 2030 Fund	1 Year	3 Years	5 Years	10 Years
Institutional Class	$58	$185	$323	$725
Investor Class	$94	$295	$514	$1,142
Service Class	$104	$327	$568	$1,259
Class L	$119	$374	$648	$1,431

Great-West Lifetime Conservative 2035 Fund

Under the “Fees and Expenses of the Fund” section of the Prospectus, the “Annual Fund Operating Expenses” table is hereby deleted in its entirety and replaced with the following table:

Annual Fund Operating Expenses1 (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Investor Class	Service Class	Class L
Management Fees	0.12%	0.12%	0.12%	0.12%
Distribution and Service (12b-1) Fees	0.00%	0.00%	0.10%	0.25%
Other Expenses	0.00%	0.35%	0.35%	0.35%
Shareholder Services Fees	0.00%	0.35%	0.35%	0.35%
Acquired Fund Fees and Expenses[2]	0.47%	0.47%	0.47%	0.47%
Total Annual Fund Operating Expenses[3]	0.59%	0.94%	1.04%	1.19%
Fee Waiver and Expense Reimbursement[4,5]	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.58%	0.93%	1.03%	1.18%

[1]	The fees and expenses of the Fund have been restated to reflect current fees and expenses. The Acquired Fund Fees and Expenses of the Fund reflect the reduction in management fees of certain Acquired Funds (Underlying Funds) as of May 1, 2017.
[2]

The Acquired Fund (Underlying Fund) Fees and Expenses are estimated for Class L shares because Class L shares have not yet commenced operations. For purposes of calculating the Acquired Fund Fees and Expenses of the Fund, the average net asset value is calculated based on the value of the net assets determined at the end of each month.

[3]	The Total Annual Fund Operating Expenses may not correlate to the ratio of expenses to average net assets provided in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund (Underlying Fund) Fees and Expenses.
[4]

GWCM has contractually agreed to reduce its management fee by 0.35% of the amount such Fund is allocated to a GWL&A Contract. The agreement’s current term ends on April 30, 2018. The agreement automatically renews for one-year terms unless it is terminated by Great-West Funds or GWCM upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement.

[5]	GWCM has contractually agreed to reduce its management fee in an amount at least equal to any compensation (including Rule 12b-1 fees) received from registered open-end management investment companies that are not part of the same “group of investment companies” (within the meaning of Section 12(d)(1)(G)(ii) of the Investment Company Act of 1940) as the Fund (“Unaffiliated Fund(s)”) by GWCM, or an affiliated person of GWCM, in connection with investment by the Fund in the Unaffiliated Fund. The agreement’s current term ends on April 30, 2018. The agreement automatically renews for one-year terms unless it is terminated by Great-West Funds or GWCM upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement.

Under the “Example” section of the Prospectus, the table is hereby deleted in its entirety and replaced with the following table:

Great-West Lifetime Conservative 2035 Fund	1 Year	3 Years	5 Years	10 Years
Institutional Class	$59	$188	$328	$737
Investor Class	$95	$299	$519	$1,154
Service Class	$105	$330	$573	$1,270
Class L	$120	$377	$653	$1,442

Great-West Lifetime Conservative 2040 Fund

Under the “Fees and Expenses of the Fund” section of the Prospectus, the “Annual Fund Operating Expenses” table is hereby deleted in its entirety and replaced with the following table:

Annual Fund Operating Expenses1 (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Investor Class	Service Class	Class L
Management Fees	0.12%	0.12%	0.12%	0.12%
Distribution and Service (12b-1) Fees	0.00%	0.00%	0.10%	0.25%
Other Expenses	0.00%	0.35%	0.35%	0.35%
Shareholder Services Fees	0.00%	0.35%	0.35%	0.35%
Acquired Fund Fees and Expenses[2]	0.46%	0.46%	0.46%	0.46%
Total Annual Fund Operating Expenses[3]	0.58%	0.93%	1.03%	1.18%

[1]	The fees and expenses of the Fund have been restated to reflect current fees and expenses. The Acquired Fund Fees and Expenses of the Fund reflect the reduction in management fees of certain Acquired Funds (Underlying Funds) as of May 1, 2017.
[2]

The Acquired Fund (Underlying Fund) Fees and Expenses are estimated for Class L shares because Class L shares have not yet commenced operations. For purposes of calculating the Acquired Fund Fees and Expenses of the Fund, the average net asset value is calculated based on the value of the net assets determined at the end of each month.

[3]	The Total Annual Fund Operating Expenses may not correlate to the ratio of expenses to average net assets provided in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund (Underlying Fund) Fees and Expenses.

Under the “Example” section of the Prospectus, the table is hereby deleted in its entirety and replaced with the following table:

Great-West Lifetime Conservative 2040 Fund	1 Year	3 Years	5 Years	10 Years
Institutional Class	$59	$186	$324	$726
Investor Class	$95	$296	$515	$1,143
Service Class	$105	$328	$569	$1,259
Class L	$120	$375	$649	$1,432

Great-West Lifetime 2040 Fund

Under the “Fees and Expenses of the Fund” section of the Prospectus, the “Annual Fund Operating Expenses” table is hereby deleted in its entirety and replaced with the following table:

Annual Fund Operating Expenses1 (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Investor Class	Service Class	Class L
Management Fees	0.12%	0.12%	0.12%	0.12%
Distribution and Service (12b-1) Fees	0.00%	0.00%	0.10%	0.25%
Other Expenses	0.00%	0.35%	0.35%	0.35%
Shareholder Services Fees	0.00%	0.35%	0.35%	0.35%
Acquired Fund Fees and Expenses[2]	0.48%	0.48%	0.48%	0.48%
Total Annual Fund Operating Expenses[3]	0.60%	0.95%	1.05%	1.20%

[1]	The fees and expenses of the Fund have been restated to reflect current fees and expenses. The Acquired Fund Fees and Expenses of the Fund reflect the reduction in management fees of certain Acquired Funds (Underlying Funds) as of May 1, 2017.
[2]	For purposes of calculating the Acquired Fund Fees and Expenses of the Fund, the average net asset value is calculated based on the value of the net assets determined at the end of each month.
[3]	The Total Annual Fund Operating Expenses may not correlate to the ratio of expenses to average net assets provided in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund (Underlying Fund) Fees and Expenses.

Under the “Example” section of the Prospectus, the table is hereby deleted in its entirety and replaced with the following table:

Great-West Lifetime 2040 Fund	1 Year	3 Years	5 Years	10 Years
Institutional Class	$61	$192	$335	$750
Investor Class	$97	$303	$525	$1,166
Service Class	$107	$334	$579	$1,283
Class L	$122	$381	$660	$1,455

Great-West Lifetime Conservative 2045 Fund

Under the “Fees and Expenses of the Fund” section of the Prospectus, the “Annual Fund Operating Expenses” table is hereby deleted in its entirety and replaced with the following table:

Annual Fund Operating Expenses1 (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Investor Class	Service Class	Class L
Management Fees	0.12%	0.12%	0.12%	0.12%
Distribution and Service (12b-1) Fees	0.00%	0.00%	0.10%	0.25%
Other Expenses	0.00%	0.35%	0.35%	0.35%
Shareholder Services Fees	0.00%	0.35%	0.35%	0.35%
Acquired Fund Fees and Expenses[2]	0.49%	0.49%	0.49%	0.49%
Total Annual Fund Operating Expenses[3]	0.61%	0.96%	1.06%	1.21%

[1]	The fees and expenses of the Fund have been restated to reflect current fees and expenses. The Acquired Fund Fees and Expenses of the Fund reflect the reduction in management fees of certain Acquired Funds (Underlying Funds) as of May 1, 2017.
[2]

The Acquired Fund (Underlying Fund) Fees and Expenses are estimated for Class L shares because Class L shares have not yet commenced operations. For purposes of calculating the Acquired Fund Fees and Expenses of the Fund, the average net asset value is calculated based on the value of the net assets determined at the end of each month.

[3]	The Total Annual Fund Operating Expenses may not correlate to the ratio of expenses to average net assets provided in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund (Underlying Fund) Fees and Expenses.

Under the “Example” section of the Prospectus, the table is hereby deleted in its entirety and replaced with the following table:

Great-West Lifetime Conservative 2045 Fund	1 Year	3 Years	5 Years	10 Years
Institutional Class	$62	$195	$340	$762
Investor Class	$98	$306	$531	$1,178
Service Class	$108	$337	$585	$1,294
Class L	$123	$384	$665	$1,466

Great-West Lifetime 2045 Fund

Under the “Fees and Expenses of the Fund” section of the Prospectus, the “Annual Fund Operating Expenses” table is hereby deleted in its entirety and replaced with the following table:

Annual Fund Operating Expenses1 (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Investor Class	Service Class	Class L
Management Fees	0.12%	0.12%	0.12%	0.12%
Distribution and Service (12b-1) Fees	0.00%	0.00%	0.10%	0.25%
Other Expenses	0.00%	0.35%	0.35%	0.35%
Shareholder Services Fees	0.00%	0.35%	0.35%	0.35%
Acquired Fund Fees and Expenses[2]	0.49%	0.49%	0.49%	0.49%
Total Annual Fund Operating Expenses[3]	0.61%	0.96%	1.06%	1.21%

[1]	The fees and expenses of the Fund have been restated to reflect current fees and expenses. The Acquired Fund Fees and Expenses of the Fund reflect the reduction in management fees of certain Acquired Funds (Underlying Funds) as of May 1, 2017.
[2]	For purposes of calculating the Acquired Fund Fees and Expenses of the Fund, the average net asset value is calculated based on the value of the net assets determined at the end of each month.
[3]	The Total Annual Fund Operating Expenses may not correlate to the ratio of expenses to average net assets provided in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund (Underlying Fund) Fees and Expenses.

Under the “Example” section of the Prospectus, the table is hereby deleted in its entirety and replaced with the following table:

Great-West Lifetime 2045 Fund	1 Year	3 Years	5 Years	10 Years
Institutional Class	$62	$195	$340	$762
Investor Class	$98	$306	$531	$1,178
Service Class	$108	$337	$585	$1,294
Class L	$123	$384	$665	$1,466

Great-West Lifetime Conservative 2050 Fund

Under the “Fees and Expenses of the Fund” section of the Prospectus, the “Annual Fund Operating Expenses” table is hereby deleted in its entirety and replaced with the following table:

Annual Fund Operating Expenses1 (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Investor Class	Service Class	Class L
Management Fees	0.12%	0.12%	0.12%	0.12%
Distribution and Service (12b-1) Fees	0.00%	0.00%	0.10%	0.25%
Other Expenses	0.00%	0.35%	0.35%	0.35%
Shareholder Services Fees	0.00%	0.35%	0.35%	0.35%
Acquired Fund Fees and Expenses[2]	0.48%	0.48%	0.48%	0.48%
Total Annual Fund Operating Expenses[3]	0.60%	0.95%	1.05%	1.20%

[1]	The fees and expenses of the Fund have been restated to reflect current fees and expenses. The Acquired Fund Fees and Expenses of the Fund reflect the reduction in management fees of certain Acquired Funds (Underlying Funds) as of May 1, 2017.
[2]

The Acquired Fund (Underlying Fund) Fees and Expenses are estimated for Class L shares because Class L shares have not yet commenced operations. For purposes of calculating the Acquired Fund Fees and Expenses of the Fund, the average net asset value is calculated based on the value of the net assets determined at the end of each month.

[3]	The Total Annual Fund Operating Expenses may not correlate to the ratio of expenses to average net assets provided in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund (Underlying Fund) Fees and Expenses.

Under the “Example” section of the Prospectus, the table is hereby deleted in its entirety and replaced with the following table:

Great-West Lifetime Conservative 2050 Fund	1 Year	3 Years	5 Years	10 Years
Institutional Class	$61	$192	$335	$750
Investor Class	$97	$303	$525	$1,166
Service Class	$107	$334	$579	$1,283
Class L	$122	$381	$660	$1,455

Great-West Lifetime 2050 Fund

Under the “Fees and Expenses of the Fund” section of the Prospectus, the “Annual Fund Operating Expenses” table is hereby deleted in its entirety and replaced with the following table:

Annual Fund Operating Expenses1 (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Investor Class	Service Class	Class L
Management Fees	0.12%	0.12%	0.12%	0.12%
Distribution and Service (12b-1) Fees	0.00%	0.00%	0.10%	0.25%
Other Expenses	0.00%	0.35%	0.35%	0.35%
Shareholder Services Fees	0.00%	0.35%	0.35%	0.35%
Acquired Fund Fees and Expenses[2]	0.49%	0.49%	0.49%	0.49%
Total Annual Fund Operating Expenses[3]	0.61%	0.96%	1.06%	1.21%

[1]	The fees and expenses of the Fund have been restated to reflect current fees and expenses. The Acquired Fund Fees and Expenses of the Fund reflect the reduction in management fees of certain Acquired Funds (Underlying Funds) as of May 1, 2017.
[2]	For purposes of calculating the Acquired Fund Fees and Expenses of the Fund, the average net asset value is calculated based on the value of the net assets determined at the end of each month.
[3]	The Total Annual Fund Operating Expenses may not correlate to the ratio of expenses to average net assets provided in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund (Underlying Fund) Fees and Expenses.

Under the “Example” section of the Prospectus, the table is hereby deleted in its entirety and replaced with the following table:

Great-West Lifetime 2050 Fund	1 Year	3 Years	5 Years	10 Years
Institutional Class	$62	$195	$340	$762
Investor Class	$98	$306	$531	$1,178
Service Class	$108	$337	$585	$1,294
Class L	$123	$384	$665	$1,466

This Supplement must be accompanied by or read in conjunction with the current Prospectus and the Statement of

Additional Information for Great-West Funds, Inc., each dated May 1, 2017.

Please keep this Supplement for future reference.

GREAT-WEST FUNDS, INC.

Great-West Conservative Profile I Fund Investor Class (formerly Initial Class) Ticker: MXVPX
Great-West Moderately Conservative Profile I Fund Investor Class (formerly Initial Class) Ticker: MXTPX
Great-West Moderate Profile I Fund Investor Class (formerly Initial Class) Ticker: MXOPX
Great-West Moderately Aggressive Profile I Fund Investor Class (formerly Initial Class) Ticker: MXRPX
Great-West Aggressive Profile I Fund Investor Class (formerly Initial Class) Ticker: MXPPX

(the “Funds”)

Supplement dated June 2, 2017 to the Prospectus for the Funds and the

Statement of Additional Information for Great-West Funds, Inc., each dated May 1, 2017

Catherine Tocher, Senior Vice President & Chief Investment Officer, recently announced her plan to retire on August 1, 2017 (the “Effective Date”). Therefore, as of the Effective Date, Ms. Tocher will no longer serve as a portfolio manager to the Funds. All references to Catherine Tocher are hereby deleted in their entirety as of the Effective Date.

As of the Effective Date, Jonathan Kreider, Portfolio Manager, will be the Chairperson of the Asset Allocation Committee.

Effective immediately, the following changes are made to the Prospectus for the Funds:

Great-West Conservative Profile I Fund

Under the “Fees and Expenses of the Fund” section of the Prospectus, the “Annual Fund Operating Expenses” table is hereby deleted in its entirety and replaced with the following table:

Annual Fund Operating Expenses1 (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Investor Class	Class L
Management Fees	0.25%	0.25%	0.25%
Distribution and Service (12b-1) Fees	0.00%	0.00%	0.25%
Other Expenses	0.00%	0.35%	0.35%
Shareholder Services Fees	0.00%	0.35%	0.35%
Acquired Fund Fees and Expenses[2]	0.43%	0.43%	0.43%
Total Annual Fund Operating Expenses[3]	0.68%	1.03%	1.28%
Fee Waiver and Expense Reimbursement[4]	0.08%	0.08%	0.08%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.60%	0.95%	1.20%

[1]	The fees and expenses of the Fund have been restated to reflect current fees and expenses. The Acquired Fund Fees and Expenses of the Fund reflect the reduction in management fees of certain Acquired Funds (Underlying Funds) as of May 1, 2017.
[2]

The Acquired Fund (Underlying Fund) Fees and Expenses are estimated for Institutional Class and Class L shares because Institutional Class and Class L shares have not yet commenced operations. For purposes of calculating the Acquired Fund Fees and Expenses of the Fund, the average net asset value is calculated based on the value of the net assets determined at the end of each month.

[3]	The Total Annual Fund Operating Expenses may not correlate to the ratio of expenses to average net assets provided in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund (Underlying Fund) Fees and Expenses.
[4]

GWCM has contractually agreed to reduce its management fee by 0.35% of the amount such Fund is allocated to a GWL&A Contract. The agreement’s current term ends on April 30, 2018. The agreement automatically renews for one-year terms unless it is terminated by Great-West Funds or GWCM upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement.

Under the “Example” section of the Prospectus, the table is hereby deleted in its entirety and replaced with the following table:

Great-West Conservative Profile I Fund	1 Year	3 Years	5 Years	10 Years
Institutional Class	$61	$210	$371	$839
Investor Class	$97	$320	$561	$1,252
Class L	$122	$398	$695	$1,538

Great-West Moderately Conservative Profile I Fund

Under the “Fees and Expenses of the Fund” section of the Prospectus, the “Annual Fund Operating Expenses” table is hereby deleted in its entirety and replaced with the following table:

Annual Fund Operating Expenses1 (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Investor Class	Class L
Management Fees	0.25%	0.25%	0.25%
Distribution and Service (12b-1) Fees	0.00%	0.00%	0.25%
Other Expenses	0.00%	0.35%	0.35%
Shareholder Services Fees	0.00%	0.35%	0.35%
Acquired Fund Fees and Expenses[2]	0.48%	0.48%	0.48%
Total Annual Fund Operating Expenses[3]	0.73%	1.08%	1.33%
Fee Waiver and Expense Reimbursement[4]	0.08%	0.08%	0.08%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.65%	1.00%	1.25%

[1]	The fees and expenses of the Fund have been restated to reflect current fees and expenses. The Acquired Fund Fees and Expenses of the Fund reflect the reduction in management fees of certain Acquired Funds (Underlying Funds) as of May 1, 2017.
[2]

The Acquired Fund (Underlying Fund) Fees and Expenses are estimated for Institutional Class and Class L shares because Institutional Class and Class L shares have not yet commenced operations. For purposes of calculating the Acquired Fund Fees and Expenses of the Fund, the average net asset value is calculated based on the value of the net assets determined at the end of each month.

[3]	The Total Annual Fund Operating Expenses may not correlate to the ratio of expenses to average net assets provided in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund (Underlying Fund) Fees and Expenses.
[4]

GWCM has contractually agreed to reduce its management fee by 0.35% of the amount such Fund is allocated to a GWL&A Contract. The agreement’s current term ends on April 30, 2018. The agreement automatically renews for one-year terms unless it is terminated by Great-West Funds or GWCM upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement.

Under the “Example” section of the Prospectus, the table is hereby deleted in its entirety and replaced with the following table:

Great-West Moderately Conservative Profile I Fund	1 Year	3 Years	5 Years	10 Years
Institutional Class	$66	$225	$398	$899
Investor Class	$102	$336	$588	$1,310
Class L	$127	$414	$721	$1,594

Great-West Moderate Profile I Fund

Under the “Fees and Expenses of the Fund” section of the Prospectus, the “Annual Fund Operating Expenses” table is hereby deleted in its entirety and replaced with the following table:

Annual Fund Operating Expenses1 (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Investor Class	Class L
Management Fees	0.25%	0.25%	0.25%
Distribution and Service (12b-1) Fees	0.00%	0.00%	0.25%
Other Expenses	0.00%	0.35%	0.35%
Shareholder Services Fees	0.00%	0.35%	0.35%
Acquired Fund Fees and Expenses[2]	0.55%	0.55%	0.55%
Total Annual Fund Operating Expenses[3]	0.80%	1.15%	1.40%
Fee Waiver and Expense Reimbursement[4]	0.06%	0.06%	0.06%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.74%	1.09%	1.34%

[1]	The fees and expenses of the Fund have been restated to reflect current fees and expenses. The Acquired Fund Fees and Expenses of the Fund reflect the reduction in management fees of certain Acquired Funds (Underlying Funds) as of May 1, 2017.
[2]

The Acquired Fund (Underlying Fund) Fees and Expenses are estimated for Institutional Class and Class L shares because Institutional Class and Class L shares have not yet commenced operations. For purposes of calculating the Acquired Fund Fees and Expenses of the Fund, the average net asset value is calculated based on the value of the net assets determined at the end of each month.

[3]	The Total Annual Fund Operating Expenses may not correlate to the ratio of expenses to average net assets provided in the Fund’s Financial Highlights,

which reflects the operating expenses of the Fund and does not include Acquired Fund (Underlying Fund) Fees and Expenses.
[4]

GWCM has contractually agreed to reduce its management fee by 0.35% of the amount such Fund is allocated to a GWL&A Contract. The agreement’s current term ends on April 30, 2018. The agreement automatically renews for one-year terms unless it is terminated by Great-West Funds or GWCM upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement.

Under the “Example” section of the Prospectus, the table is hereby deleted in its entirety and replaced with the following table:

Great-West Moderate Profile I Fund	1 Year	3 Years	5 Years	10 Years
Institutional Class	$76	$249	$438	$984
Investor Class	$111	$359	$627	$1,392
Class L	$136	$437	$760	$1,675

Great-West Moderately Aggressive Profile I Fund

Under the “Fees and Expenses of the Fund” section of the Prospectus, the “Annual Fund Operating Expenses” table is hereby deleted in its entirety and replaced with the following table:

Annual Fund Operating Expenses1 (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Investor Class	Class L
Management Fees	0.25%	0.25%	0.25%
Distribution and Service (12b-1) Fees	0.00%	0.00%	0.25%
Other Expenses	0.00%	0.35%	0.35%
Shareholder Services Fees	0.00%	0.35%	0.35%
Acquired Fund Fees and Expenses[2]	0.61%	0.61%	0.61%
Total Annual Fund Operating Expenses[3]	0.86%	1.21%	1.46%
Fee Waiver and Expense Reimbursement[4]	0.03%	0.03%	0.03%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.83%	1.18%	1.43%

[1]	The fees and expenses of the Fund have been restated to reflect current fees and expenses. The Acquired Fund Fees and Expenses of the Fund reflect the reduction in management fees of certain Acquired Funds (Underlying Funds) as of May 1, 2017.
[2]

The Acquired Fund (Underlying Fund) Fees and Expenses are estimated for Institutional Class and Class L shares because Institutional Class and Class L shares have not yet commenced operations. For purposes of calculating the Acquired Fund Fees and Expenses of the Fund, the average net asset value is calculated based on the value of the net assets determined at the end of each month.

[3]	The Total Annual Fund Operating Expenses may not correlate to the ratio of expenses to average net assets provided in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund (Underlying Fund) Fees and Expenses.
[4]

GWCM has contractually agreed to reduce its management fee by 0.35% of the amount such Fund is allocated to a GWL&A Contract. The agreement’s current term ends on April 30, 2018. The agreement automatically renews for one-year terms unless it is terminated by Great-West Funds or GWCM upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement.

Under the “Example” section of the Prospectus, the table is hereby deleted in its entirety and replaced with the following table:

Great-West Moderately Aggressive Profile I Fund	1 Year	3 Years	5 Years	10 Years
Institutional Class	$85	$271	$474	$1,058
Investor Class	$120	$381	$662	$1,463
Class L	$146	$459	$795	$1,744

Great-West Aggressive Profile I Fund

Under the “Fees and Expenses of the Fund” section of the Prospectus, the “Annual Fund Operating Expenses” table is hereby deleted in its entirety and replaced with the following table:

Annual Fund Operating Expenses1 (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Investor Class	Class L
Management Fees	0.25%	0.25%	0.25%
Distribution and Service (12b-1) Fees	0.00%	0.00%	0.25%
Other Expenses	0.00%	0.35%	0.35%
Shareholder Services Fees	0.00%	0.35%	0.35%
Acquired Fund Fees and Expenses[2]	0.72%	0.72%	0.72%
Total Annual Fund Operating Expenses[3]	0.97%	1.32%	1.57%

[1]	The fees and expenses of the Fund have been restated to reflect current fees and expenses. The Acquired Fund Fees and Expenses of the Fund reflect the reduction in management fees of certain Acquired Funds (Underlying Funds) as of May 1, 2017.
[2]	The Acquired Fund (Underlying Fund) Fees and Expenses are estimated for Institutional Class and Class L shares because Institutional Class and Class L shares have not yet commenced operations. For purposes of calculating the Acquired Fund Fees and Expenses of the Fund, the average net asset value is calculated based on the value of the net assets determined at the end of each month.

[3]	The Total Annual Fund Operating Expenses may not correlate to the ratio of expenses to average net assets provided in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund (Underlying Fund) Fees and Expenses.

Under the “Example” section of the Prospectus, the table is hereby deleted in its entirety and replaced with the following table:

Great-West Aggressive Profile I Fund	1 Year	3 Years	5 Years	10 Years
Institutional Class	$99	$309	$536	$1,190
Investor Class	$134	$418	$723	$1,590
Class L	$160	$496	$855	$1,867

This Supplement must be accompanied by or read in conjunction with the current Prospectus and the Statement of

Additional Information for Great-West Funds, Inc., each dated May 1, 2017.

Please keep this Supplement for future reference.

GREAT-WEST FUNDS, INC.

Great-West Conservative Profile II Fund Institutional Class Ticker: MXKVX Investor Class (formerly Initial Class) Ticker: MXCPX Class L Ticker: MXIPX
Great-West Moderately Conservative Profile II Fund Institutional Class Ticker: MXJUX Investor Class (formerly Initial Class) Ticker: MXDPX Class L Ticker: MXHPX
Great-West Moderate Profile II Fund Institutional Class Ticker: MXITX Investor Class (formerly Initial Class) Ticker: MXMPX Class L Ticker: MXGPX
Great-West Moderately Aggressive Profile II Fund Institutional Class Ticker: MXHRX Investor Class (formerly Initial Class) Ticker: MXBPX Class L Ticker: MXFPX
Great-West Aggressive Profile II Fund Institutional Class Ticker: MXGTX Investor Class (formerly Initial Class) Ticker: MXAPX Class L Ticker: MXEPX

(the “Funds”)

Supplement dated June 2, 2017 to the Prospectus for the Funds and the

Statement of Additional Information for Great-West Funds, Inc., each dated May 1, 2017

Catherine Tocher, Senior Vice President & Chief Investment Officer, recently announced her plan to retire on August 1, 2017 (the “Effective Date”). Therefore, as of the Effective Date, Ms. Tocher will no longer serve as a portfolio manager to the Funds. All references to Catherine Tocher are hereby deleted in their entirety as of the Effective Date.

As of the Effective Date, Jonathan Kreider, Portfolio Manager, will be the Chairperson of the Asset Allocation Committee.

Effective immediately, the following changes are made to the Prospectus for the Funds:

Great-West Conservative Profile II Fund

Under the “Fees and Expenses of the Fund” section of the Prospectus, the “Annual Fund Operating Expenses” table is hereby deleted in its entirety and replaced with the following table:

Annual Fund Operating Expenses1 (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Investor Class	Class L
Management Fees	0.10%	0.10%	0.10%
Distribution and Service (12b-1) Fees	0.00%	0.00%	0.25%
Other Expenses	0.00%	0.35%	0.35%
Shareholder Services Fees	0.00%	0.35%	0.35%
Acquired Fund Fees and Expenses[2]	0.43%	0.43%	0.43%
Total Annual Fund Operating Expenses[3]	0.53%	0.88%	1.13%
Fee Waiver and Expense Reimbursement[4]	0.08%	0.08%	0.08%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.45%	0.80%	1.05%

[1]	The fees and expenses of the Fund have been restated to reflect current fees and expenses. The Acquired Fund Fees and Expenses of the Fund reflect the reduction in management fees of certain Acquired Funds (Underlying Funds) as of May 1, 2017.
[2]	For purposes of calculating the Acquired Fund Fees and Expenses of the Fund, the average net asset value is calculated based on the value of the net assets determined at the end of each month.
[3]	The Total Annual Fund Operating Expenses may not correlate to the ratio of expenses to average net assets provided in the Fund’s Financial Highlights,

which reflects the operating expenses of the Fund and does not include Acquired Fund (Underlying Fund) Fees and Expenses.
[4]

GWCM has contractually agreed to reduce its management fee by 0.35% of the amount such Fund is allocated to a GWL&A Contract. The agreement’s current term ends on April 30, 2018. The agreement automatically renews for one-year terms unless it is terminated by Great-West Funds or GWCM upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement.

Under the “Example” section of the Prospectus, the table is hereby deleted in its entirety and replaced with the following table:

Great-West Conservative Profile II Fund	1 Year	3 Years	5 Years	10 Years
Institutional Class	$46	$162	$288	$657
Investor Class	$82	$273	$480	$1,077
Class L	$107	$351	$615	$1,367

Great-West Moderately Conservative Profile II Fund

Under the “Fees and Expenses of the Fund” section of the Prospectus, the “Annual Fund Operating Expenses” table is hereby deleted in its entirety and replaced with the following table:

Annual Fund Operating Expenses1 (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Investor Class	Class L
Management Fees	0.10%	0.10%	0.10%
Distribution and Service (12b-1) Fees	0.00%	0.00%	0.25%
Other Expenses	0.00%	0.35%	0.35%
Shareholder Services Fees	0.00%	0.35%	0.35%
Acquired Fund Fees and Expenses[2]	0.48%	0.48%	0.48%
Total Annual Fund Operating Expenses[3]	0.58%	0.93%	1.18%
Fee Waiver and Expense Reimbursement[4]	0.08%	0.08%	0.08%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.50%	0.85%	1.10%

[1]	The fees and expenses of the Fund have been restated to reflect current fees and expenses. The Acquired Fund Fees and Expenses of the Fund reflect the reduction in management fees of certain Acquired Funds (Underlying Funds) as of May 1, 2017.
[2]	For purposes of calculating the Acquired Fund Fees and Expenses of the Fund, the average net asset value is calculated based on the value of the net assets determined at the end of each month.
[3]	The Total Annual Fund Operating Expenses may not correlate to the ratio of expenses to average net assets provided in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund (Underlying Fund) Fees and Expenses.
[4]

GWCM has contractually agreed to reduce its management fee by 0.35% of the amount such Fund is allocated to a GWL&A Contract. The agreement’s current term ends on April 30, 2018. The agreement automatically renews for one-year terms unless it is terminated by Great-West Funds or GWCM upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement.

Under the “Example” section of the Prospectus, the table is hereby deleted in its entirety and replaced with the following table:

Great-West Moderately Conservative Profile II Fund	1 Year	3 Years	5 Years	10 Years
Institutional Class	$51	$178	$316	$718
Investor Class	$87	$288	$507	$1,136
Class L	$112	$367	$641	$1,425

Great-West Moderate Profile II Fund

Under the “Fees and Expenses of the Fund” section of the Prospectus, the “Annual Fund Operating Expenses” table is hereby deleted in its entirety and replaced with the following table:

Annual Fund Operating Expenses1 (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Investor Class	Class L
Management Fees	0.10%	0.10%	0.10%
Distribution and Service (12b-1) Fees	0.00%	0.00%	0.25%
Other Expenses	0.00%	0.35%	0.35%
Shareholder Services Fees	0.00%	0.35%	0.35%
Acquired Fund Fees and Expenses[2]	0.55%	0.55%	0.55%
Total Annual Fund Operating Expenses[3]	0.65%	1.00%	1.25%
Fee Waiver and Expense Reimbursement[4]	0.06%	0.06%	0.06%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.59%	0.94%	1.19%

[1]	The fees and expenses of the Fund have been restated to reflect current fees and expenses. The Acquired Fund Fees and Expenses of the Fund reflect the reduction in management fees of certain Acquired Funds (Underlying Funds) as of May 1, 2017.

[2]	For purposes of calculating the Acquired Fund Fees and Expenses of the Fund, the average net asset value is calculated based on the value of the net assets determined at the end of each month.
[3]	The Total Annual Fund Operating Expenses may not correlate to the ratio of expenses to average net assets provided in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund (Underlying Fund) Fees and Expenses.
[4]

GWCM has contractually agreed to reduce its management fee by 0.35% of the amount such Fund is allocated to a GWL&A Contract. The agreement’s current term ends on April 30, 2018. The agreement automatically renews for one-year terms unless it is terminated by Great-West Funds or GWCM upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement.

Under the “Example” section of the Prospectus, the table is hereby deleted in its entirety and replaced with the following table:

Great-West Moderate Profile II Fund	1 Year	3 Years	5 Years	10 Years
Institutional Class	$60	$202	$356	$805
Investor Class	$96	$312	$547	$1,219
Class L	$121	$391	$681	$1,506

Great-West Moderately Aggressive Profile II Fund

Under the “Fees and Expenses of the Fund” section of the Prospectus, the “Annual Fund Operating Expenses” table is hereby deleted in its entirety and replaced with the following table:

Annual Fund Operating Expenses1 (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Investor Class	Class L
Management Fees	0.10%	0.10%	0.10%
Distribution and Service (12b-1) Fees	0.00%	0.00%	0.25%
Other Expenses	0.00%	0.35%	0.35%
Shareholder Services Fees	0.00%	0.35%	0.35%
Acquired Fund Fees and Expenses[2]	0.61%	0.61%	0.61%
Total Annual Fund Operating Expenses[3]	0.71%	1.06%	1.31%
Fee Waiver and Expense Reimbursement[4]	0.03%	0.03%	0.03%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.68%	1.03%	1.28%

[1]	The fees and expenses of the Fund have been restated to reflect current fees and expenses. The Acquired Fund Fees and Expenses of the Fund reflect the reduction in management fees of certain Acquired Funds (Underlying Funds) as of May 1, 2017.
[2]	For purposes of calculating the Acquired Fund Fees and Expenses of the Fund, the average net asset value is calculated based on the value of the net assets determined at the end of each month.
[3]	The Total Annual Fund Operating Expenses may not correlate to the ratio of expenses to average net assets provided in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund (Underlying Fund) Fees and Expenses.
[4]

GWCM has contractually agreed to reduce its management fee by 0.35% of the amount such Fund is allocated to a GWL&A Contract. The agreement’s current term ends on April 30, 2018. The agreement automatically renews for one-year terms unless it is terminated by Great-West Funds or GWCM upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement.

Under the “Example” section of the Prospectus, the table is hereby deleted in its entirety and replaced with the following table:

Great-West Moderately Aggressive Profile II Fund	1 Year	3 Years	5 Years	10 Years
Institutional Class	$69	$224	$392	$880
Investor Class	$105	$334	$582	$1,291
Class L	$130	$412	$715	$1,576

Great-West Aggressive Profile II Fund

Under the “Fees and Expenses of the Fund” section of the Prospectus, the “Annual Fund Operating Expenses” table is hereby deleted in its entirety and replaced with the following table:

Annual Fund Operating Expenses1 (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Investor Class	Class L
Management Fees	0.10%	0.10%	0.10%
Distribution and Service (12b-1) Fees	0.00%	0.00%	0.25%
Other Expenses	0.00%	0.35%	0.35%
Shareholder Services Fees	0.00%	0.35%	0.35%
Acquired Fund Fees and Expenses[2]	0.72%	0.72%	0.72%
Total Annual Fund Operating Expenses[3]	0.82%	1.17%	1.42%

[1]	The fees and expenses of the Fund have been restated to reflect current fees and expenses. The Acquired Fund Fees and Expenses of the Fund reflect the reduction in management fees of certain Acquired Funds (Underlying Funds) as of May 1, 2017.
[2]	For purposes of calculating the Acquired Fund Fees and Expenses of the Fund, the average net asset value is calculated based on the value of the net assets determined at the end of each month.
[3]	The Total Annual Fund Operating Expenses may not correlate to the ratio of expenses to average net assets provided in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund (Underlying Fund) Fees and Expenses.

Under the “Example” section of the Prospectus, the table is hereby deleted in its entirety and replaced with the following table:

Great-West Aggressive Profile II Fund	1 Year	3 Years	5 Years	10 Years
Institutional Class	$84	$262	$455	$1,014
Investor Class	$119	$372	$644	$1,420
Class L	$145	$449	$776	$1,702

This Supplement must be accompanied by or read in conjunction with the current Prospectus and the Statement of

Additional Information for Great-West Funds, Inc., each dated May 1, 2017.

Please keep this Supplement for future reference.

Great-West SecureFoundation® Balanced Fund

Institutional Class Ticker: MXCJX

Investor Class (formerly Class G) Ticker: MXSBX

Service Class (formerly Class G1) Ticker: MXSHX

Class L Ticker: MXLDX

(the “Fund”)

Supplement dated June 2, 2017 to the Prospectus for the

Fund, dated May 1, 2017 and the Statement of Additional Information

for Great-West Funds, Inc., dated May 1, 2017

Catherine Tocher, Senior Vice President & Chief Investment Officer, recently announced her plan to retire on August 1, 2017 (the “Effective Date”). Therefore, as of the Effective Date, Ms. Tocher will no longer serve as a portfolio manager to the Fund. All references to Catherine Tocher are hereby deleted in their entirety as of the Effective Date.

As of the Effective Date, Jonathan Kreider, Portfolio Manager, will be the Chairperson of the Asset Allocation Committee.

Effective immediately, the following changes are made to the Prospectus for the Fund:

Under the “Fees and Expenses of the Fund” section of the Prospectus, the “Annual Fund Operating Expenses” table is hereby deleted in its entirety and replaced with the following table:

Annual Fund Operating Expenses1 (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Investor Class	Service Class	Class L
Management Fees	0.10%	0.10%	0.10%	0.10%
Distribution and Service (12b-1) Fees	0.00%	0.00%	0.10%	0.25%
Other Expenses	0.00%	0.35%	0.35%	0.35%
Shareholder Services Fees	0.00%	0.35%	0.35%	0.35%
Acquired Fund Fees and Expenses[2]	0.20%	0.20%	0.20%	0.20%
Total Annual Fund Operating Expenses[3]	0.30%	0.65%	0.75%	0.90%
Fee Waiver and Expense Reimbursement[4,5]	0.02%	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.28%	0.63%	0.73%	0.88%

[1]

The fees and expenses of the Fund have been restated to reflect current fees and expenses. The Acquired Fund Fees and Expenses of the Fund reflect the reduction in management fees of certain Acquired Funds (Underlying Funds) as of May 1, 2017.

[2]	For purposes of calculating the Acquired Fund Fees and Expenses of the Fund, the average net asset value is calculated based on the value of the net assets determined at the end of each month.
[3]

The Total Annual Fund Operating Expenses may not correlate to the ratio of expenses to average net assets provided in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund (Underlying Fund) Fees and Expenses.

[4]

GWCM has contractually agreed to reduce its management fee by 0.35% of the amount such Fund is allocated to a GWL&A Contract. The agreement’s current term ends on April 30, 2018. The agreement automatically renews for one-year terms unless it is terminated by Great-West Funds or GWCM upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement.

[5]

GWCM has contractually agreed to reduce its management fee in an amount at least equal to any compensation (including Rule 12b-1 fees) received from registered open-end management investment companies that are not part of the same “group of investment companies” (within the meaning of Section 12(d)(1)(G)(ii) of the Investment Company Act of 1940) as the Fund (“Unaffiliated Fund(s)”) by GWCM, or an affiliated person of GWCM, in connection with investment by the Fund in the Unaffiliated Fund. The agreement’s current term ends on April 30, 2018. The agreement automatically renews for one-year terms unless it is terminated by Great-West Funds or GWCM upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement.

Under the “Example” section of the Prospectus, the table is hereby deleted in its entirety and replaced with the following table:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$29	$94	$167	$379
Investor Class	$64	$206	$360	$809
Service Class	$75	$238	$415	$928
Class L	$90	$285	$497	$1,106

This Supplement must be accompanied by or read in conjunction with the current Prospectus and the Statement of Additional Information for Great-West Funds, Inc., each dated May 1, 2017.

Please keep this Supplement for future reference.